GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Location
	Year ended December 31,
	2024	2023	2022

Europe	$35,140	$39,945	$41,773
Asia and Oceania	24,010	20,547	29,888
Americas	14,163	16,542	21,791
Middle East and Africa	18,882	16,116	29,285

	$92,195	$93,150	$122,737

Schedule of Major Customers
	Year ended December 31,
	2024	2023	2022

1st Customer	-	15%	-
2nd Customer	-	-	-

	-	15%	-

Schedule of Long-Lived Assets by Geographic Location
	December 31,
	2024	2023
Long-lived assets:
Israel	$13,577	$13,431
Other	856	815

	$14,433	$14,246